Equity and Other Investments - Equity and Other Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
With readily determinable fair values	$ 3,206,288	$ 0
Without readily determinable fair values	543,379	173,454
Debt securities under the fair value option	205,878	0
Total equity and other investments	$ 3,955,545	$ 173,454